Voya Global High Dividend Low Volatility Portfolio Expense Example - Voya Global High Dividend Low Volatility Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	371
Expense Example, with Redemption, 5 Years	650
Expense Example, with Redemption, 10 Years	1,446
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	380
Expense Example, with Redemption, 10 Years	861
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	516
Expense Example, with Redemption, 10 Years	1,157
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	$ 1,331